Pensions and other post-employment benefits - Summary of Balance Sheet Presentation of Group Defined Benefit Pension Schemes and Other Post-retirement Benefits (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Pension schemes in surplus	£ 634	£ 229
Non-current provisions for employee benefits	(2,340)	(2,579)	£ (3,113)
Pension schemes in surplus | Pension benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Pension schemes in surplus	634	229	741
Included in Pensions and other post-employment benefits | Pension benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	(1,397)	(1,585)	(1,870)
Included in Pensions and other post-employment benefits | Post-retirement benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	£ (943)	£ (994)	£ (1,243)